SHARE-BASED PAYMENTS - Schedule of Fair Value Assumptions Share-Based Payments (Details) - Umbrella incentive plan, subject to market conditions	3 Months Ended
Mar. 31, 2026 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual risk-free rates of return and discount rates (%)	0.0365
Long-term dividend yield (%)	0.0000
Volatility of share price (%)	0.4844
Share price (in dollars per share)	$ 12.59